Redeemable Convertible Preferred Stock (Tables)	3 Months Ended
Mar. 31, 2021
Temporary Equity Disclosure [Abstract]
Temporary Equity
Redeemable Convertible Preferred Stock at December 31, 2020 consists of the following (in thousands, except share data):

Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Amount	Aggregate Liquidation Preference
Series A-1	447,373	447,373	$51,811	$55,000
Series A-2	522,627	401,347	46,480	49,342
Series B	338,663	338,663	118,824	204,302
Series C	197,824	197,821	117,324	121,397
Total Redeemable Convertible Preferred Stock	1,506,487	1,385,204	$334,439	$430,041
Redeemable Convertible Preferred Stock at March 31, 2021 and December 31, 2020 consists of the following (in thousands, except share data):

(in thousands)
Redeemable Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Amount	Aggregate Liquidation Preference
Series A-1	447,373	447,373	$51,811	$55,000
Series A-2	522,627	401,347	46,480	49,342
Series B	338,663	338,663	118,824	204,302
Series C	197,824	197,821	117,324	121,397
Total Redeemable Convertible Preferred Stock	1,506,487	1,385,204	$334,439	$430,041